Segment Reporting - Schedule of Segment Information for the Reportable Segments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Segment Information for the Reportable Segments [Line Items]
Hyper-immune products revenue	$ 7,713,601	$ 7,287,002	$ 4,902,865
Cost of sales of goods	(2,738,529)	(2,521,903)	(1,566,068)
Gross profit	4,975,072	4,765,099	3,336,797
Other income	1,169,869	1,411,505	3,408,199
Fair value losses to financial assets			(557,676)
Net foreign exchange gains/(losses)	(285,115)	12,183	(27,603)
Movement in inventory provision
General and administrative expenses	(4,305,555)	(4,483,623)	(4,555,726)
Research and development expenses	(1,933,440)	(3,597,296)	(5,375,461)
Selling and marketing expenses	(3,471,556)	(3,452,416)	(2,029,648)
Operating profit/(loss)	(3,850,725)	(5,344,548)	(5,801,118)
Finance income	185,438	135,866	327,756
Finance costs	(14,712)	(7,305)	(7,576)
Share of loss from associates			(1,456,019)
Profit/(loss) for the year	(3,679,999)	(5,215,987)	(6,936,957)
Assets
Segment assets	13,151,698	10,129,842	15,549,969
Total assets	13,151,698	10,129,842	15,549,969
Liabilities
Segment liabilities	1,986,671	2,060,787	2,840,525
Total liabilities	1,986,671	2,060,787	2,840,525
Research and Development [Member]
Schedule of Segment Information for the Reportable Segments [Line Items]
Hyper-immune products revenue
Cost of sales of goods
Gross profit
Other income	1,122,132	1,380,993	3,364,439
Fair value losses to financial assets
Net foreign exchange gains/(losses)
Movement in inventory provision
General and administrative expenses		(562,960)	(460,251)
Research and development expenses	(1,933,440)	(3,597,296)	(5,375,461)
Selling and marketing expenses
Operating profit/(loss)	(811,308)	(2,779,263)	(2,471,273)
Finance income
Finance costs
Share of loss from associates
Profit/(loss) for the year	(811,308)	(2,779,263)	(2,471,273)
Assets
Segment assets	782,313	1,110,514	768,370
Total assets	782,313	1,110,514	768,370
Liabilities
Segment liabilities	179,995	230,875	604,018
Total liabilities	179,995	230,875	604,018
Hyper-Immune Products [Member]
Schedule of Segment Information for the Reportable Segments [Line Items]
Hyper-immune products revenue	7,713,601	7,287,002	4,902,865
Cost of sales of goods	(2,738,529)	(2,521,903)	(1,566,068)
Gross profit	4,975,072	4,765,099	3,336,797
Other income	47,737	30,512	43,760
Fair value losses to financial assets
Net foreign exchange gains/(losses)
Movement in inventory provision
General and administrative expenses			(3,565)
Research and development expenses
Selling and marketing expenses	(3,471,556)	(3,452,416)	(2,029,648)
Operating profit/(loss)	1,551,253	1,343,195	1,347,344
Finance income
Finance costs
Share of loss from associates
Profit/(loss) for the year	1,551,253	1,343,195	1,347,344
Assets
Segment assets	2,900,653	1,737,563	2,845,096
Total assets	2,900,653	1,737,563	2,845,096
Liabilities
Segment liabilities	744,280	617,461	206,524
Total liabilities	744,280	617,461	206,524
Corporate [Member]
Schedule of Segment Information for the Reportable Segments [Line Items]
Hyper-immune products revenue
Cost of sales of goods
Gross profit
Other income
Fair value losses to financial assets			(557,676)
Net foreign exchange gains/(losses)	(285,115)	12,183	(27,603)
Movement in inventory provision
General and administrative expenses	(4,305,555)	(3,920,663)	(4,091,910)
Research and development expenses
Selling and marketing expenses
Operating profit/(loss)	(4,590,670)	(3,908,480)	(4,677,189)
Finance income	185,438	135,866	327,756
Finance costs	(14,712)	(7,305)	(7,576)
Share of loss from associates			(1,456,019)
Profit/(loss) for the year	(4,419,944)	(3,779,919)	(5,813,028)
Assets
Segment assets	9,468,732	7,281,765	11,936,503
Total assets	9,468,732	7,281,765	11,936,503
Liabilities
Segment liabilities	1,062,396	1,212,451	2,029,983
Total liabilities	$ 1,062,396	$ 1,212,451	$ 2,029,983